SCHEDULE OF FUTURE INTANGIBLE AMORTIZATION (Details) $ in Thousands	Jun. 30, 2024 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Remainder of 2024	$ 245
2025	490
2026	490
2027	391
2028	292
Thereafter	1,644
Total amortization	$ 3,552